Formation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended
	Jan. 31, 2013 Ratio	Nov. 20, 2012
Business Formation [Line Items]
Common stock, shares issued	400,000
Initial public offering completed	January 24, 2013
Partnership units exchanged	1,500,000
Proceeds from partnership units exchanged	1,500,000
Number of common shares issued to directors and employees	1,000,000
IPO [Member]
Business Formation [Line Items]
Common stock, shares issued	18,975,000
Amount received from initial public offering of common stock, net of underwriter's discount	337.1
CyrusOne LP [Member]
Business Formation [Line Items]
Operating partnership units issued		123,688,687
Reverse unit split executed	2.8
Operating partnership units owned	44,100,000
Total number of outstanding units	64,500,000
CyrusOne Inc. and CyrusOne GP [Member]
Business Formation [Line Items]
Shares purchased of Operating partnership's units	21,900,000
Combined interest held on completion of transactions	33.90%
Purchase of Operating partnership's units	337.1
Cincinnati Bell Inc. [Member]
Business Formation [Line Items]
Remaining combined interest held	66.10%